Cover	Mar. 24, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 24, 2022
Entity File Number	001-41282
Entity Registrant Name	SUNSHINE BIOPHARMA, INC.
Entity Central Index Key	0001402328
Entity Tax Identification Number	20-5566275
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	6500 Trans-Canada Highway
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	Pointe-Claire
Entity Address, State or Province	QC
Entity Address, Country	CA
Entity Address, Postal Zip Code	H9R0A5
City Area Code	(514)
Local Phone Number	426-6161
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	SBFM
Security Exchange Name	NASDAQ
Common Stock Purchase Warrants [Member]
Title of 12(b) Security	Common Stock Purchase Warrants
Trading Symbol	SBFMW
Security Exchange Name	NASDAQ